CASH FLOW – OTHER ITEMS	12 Months Ended
Dec. 31, 2018
Cash Flow Statement [Abstract]
CASH FLOW – OTHER ITEMS
CASH FLOW – OTHER ITEMS

Operating Cash Flows - Other Items

For the years ended December 31	2018	2017
Adjustments for non-cash income statement items:
Gain on non-hedge derivatives (note 25e)	$—	($6)
Stock-based compensation expense	33	80
Income from investment in equity investees (note 16)	(46)	(76)
Change in estimate of rehabilitation costs at closed mines	(13)	55
Net inventory impairment charges (note 17)	199	21
Change in other assets and liabilities	(169)	(334)
Settlement of rehabilitation obligations	(66)	(59)
Other operating activities	($62)	($319)
Cash flow arising from changes in:
Accounts receivable	($9)	$8
Inventory	(111)	(372)
Other current assets	(109)	(278)
Accounts payable	19	103
Other current liabilities	37	(51)
Change in working capital	($173)	($590)